TRADE RECEIVABLES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Credit Loss [Abstract]
Schedule percentage of total trade receivables

	As of	As of
	September 30, 2025	December 31, 2024
Customer A	38%	3%
Customer B	15%	47%
Customer C	-%	12%

	For the Year Ended		For the Year Ended
	December 31, 2024		December 31, 2023
	Trade Receivables	Percentage of	Total Receivables	Percentage of
	by Major	Total Trade	by Major	Total Trade
	Customer	Receivables	Customer	Receivables
Customer A	$346,000	47%	$342,000	35%
Customer C	$91,000	12%	$179,000	18%